Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Entities

The Company’s consolidated financial statements reflect the operating results of the following entities:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Dogness (International) Corporation (“Dogness” or the “Company”)	July 11, 2016	BVI	Parent, 100%	Holding Company
Dogness (Hongkong) Pet’s Products Co., Limited (“HK Dogness”)	March 10, 2009	Hong Kong	100%	Trading
Jiasheng Enterprise (Hong Kong) Co., Limited (“HK Jiasheng”)	July 12, 2007	Hong Kong	100%	Trading
Dogness Intelligence Technology (Dongguan) Co., Ltd. (“Dongguan Dogness”)	October 26, 2016	Dongguan, China	100%	Holding Company
Dongguan Jiasheng Enterprise Co., Ltd. (“Dongguan Jiasheng”)	May 15, 2009	Dongguan, China	100%	Development and manufacturing of pet leash products
Zhangzhou Meijia Metal Product Co., Ltd (“Meijia”)	July 9,2009	Zhangzhou, China	100%	Manufacturing of pet leash products
Dogness Overseas Ltd (“Dogness Overseas”)	February 8, 2018	BVI	100%	Holding Company
Dogness Group LLC (“Dogness Group”)	January 23, 2018	Delaware, United States	100%	Pet products trading
Dogness Intelligence Technology Co., Ltd. (“Intelligence Guangzhou”)	July 6, 2018	Guangzhou, China	58%	Research and manufacturing of intelligent pet products
Dogness Japan Co. Ltd. (“Dogness Japan”)	February 5, 2019	Osaka, Japan	51%	Developing and expanding pet food market, disposed on November 28, 2020
Dogness Pet Culture (Dongguan) Co. Ltd. (“Dogness Culture”)	December 14, 2018	Dongguan, China	51.2%	Developing and expanding pet food market

Schedule of Property and Equiipment Useful Life

The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Useful life
Buildings	10-50 years
Leasehold improvement	Lesser of useful life and lease term
Machinery equipment	5-10 years
Transportation vehicles	5 years
Office equipment and furniture	5 years

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements:

	Six months ended December 31, 2020		Six months ended December 31, 2019		June 30, 2020
Period End spot rate	US$1=RMB 6.5326	US$1=JPY 103.2	US$1=RMB 6.9680	US$1=JPY 108.6	US$1=RMB 7.0721	US$1=JPY 107.5
Average rate	US$1=RMB 6.7715	US$1=JPY 105.3	US$1=RMB 7.0289	US$1=JPY 108.0	US$1=RMB 7.0323	US$1=JPY 107.5